CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 18,954	$ 31,503
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,583	$ 10,193
Impairment of intangible assets	4,167
Stock-based compensation expense	3,307	$ 8,309
Issuance of shares related to acquisition	$ 63
Acquisition related expenses paid by shareholders		$ 3,060
Accrued interest, net	$ (71)	11
Deferred taxes, net	941	(2,369)
Accrued severance pay, net	167	89
Change in payment obligation related to acquisition	(5,577)	$ 452
Fair value revaluation - convertible debt	1,780
Loss from sale of property and equipment	22
Net changes in operating assets and liabilities:
Accounts receivable, net	12,148	$ (36,254)
Prepaid expenses and other current assets	(2,319)	(4,150)
Other assets	115	(660)
Accounts payable	(5,199)	10,206
Accrued expenses and other liabilities	(13,323)	517
Deferred revenues	206	1,003
Net cash provided by operating activities	19,964	21,910
Investing activities:
Purchases of property and equipment	(1,408)	$ (3,113)
Proceeds from sale of property and equipment	$ 21
Purchase of property and equipment on behalf of landlord		$ (4,515)
Capitalization of development costs	$ (1,228)
Restricted cash, net	50	$ (1,073)
Short-term deposits, net	(40,656)
Cash paid for the acquisition of Make Me Reach SAS, net of cash acquired	$ (4,533)
Cash acquired through the acquisition of Perion Network Ltd.		$ 23,364
Net cash provided by (used in) investing activities	$ (47,754)	14,663
Financing activities:
Exercise of stock options	$ 14	1,139
Contribution by shareholders		585
Payments made in connection with acquisition		(2,545)
Repayment of long-term loans	$ (1,150)	(1,150)
Net cash used in financing activities	(1,136)	$ (1,971)
Effect of exchange rate changes on cash and cash equivalents	(15)
Net increase (decrease) in cash and cash equivalents	(28,941)	$ 34,602
Cash and cash equivalents at beginning of period	101,183	949
Cash and cash equivalents at end of period	72,242	35,551
Supplemental Disclosure of Cash Flow Activities:
Issuance of shares in connection with acquisitions	$ 4,558	165,795
Contribution by shareholders		1,218
Acquisition related expenses paid by shareholders		$ 3,060
Purchase of property and equipment on credit	$ (1,196)
Stock-based compensation that was capitalized as part of the capitalization of development costs	$ (34)